VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
VARIABLE INTEREST ENTITIES
Schedule of financial information of VIE's

	Three months ended		Nine months ended
	September 30,		September 30,
(Dollars in millions)	2017	2016	2017	2016
Revenues	$31	$30	$97	$89
Income from continuing operations before income taxes	4	5	16	15
Net cash provided by operating activities	6	7	20	19

The revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities for the years ended December 31, 2016, 2015 and 2014 are as follows (dollars in millions):

	Year ended
	December 31,
	2016	2015	2014
Revenues	$116	$100	$24
Income from continuing operations before income taxes	21	13	3
Net cash provided by operating activities	26	17	—